Principal Accounting Policies - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Mar. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥) Segment	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2012 CNY (¥)
Significant Accounting Policies [Line Items]
Accumulated deficit			¥ (2,304,020,698)		¥ (1,999,192,344)			$ (355,679,505)
Net loss			(354,181,969)	$ (54,676,274)	(128,942,408)	¥ (562,916,605)
Cash equivalents, bank deposits								100,000	$ 4,900,000
Cash and cash equivalents			49,010,541		181,482,300	156,987,201		7,565,924	$ 28,016,039		¥ 554,278,809
Allowance for doubtful accounts receivable			711,908	109,900	76,246	1,224,425
Trading securities			0		0			0
Held-to-maturity securities			0		0			0
Advertising expenses			3,200,000	500,000	22,500,000	52,800,000
Unrestricted government subsidies from local government			¥ 300,000	$ 40,000	1,200,000	¥ 1,000,000
Number of operating segment | Segment			1	1
Carrying value of convertible notes			¥ 129,300,000					20,000,000
Fair value of convertible notes			193,500,000					29,800,000
Red 5 Studios, Inc. ("Red 5")
Significant Accounting Policies [Line Items]
Equity interest										79.20%
Subsequent Event | Bank of Shanghai
Significant Accounting Policies [Line Items]
Credit facility	¥ 50,000,000						$ 7,700,000
Proceeds from credit facility	¥ 4,900,000	$ 800,000
Subsequent Event | MOU | Red 5 Studios, Inc. ("Red 5")
Significant Accounting Policies [Line Items]
Equity interest exchanged by company	30.60%						30.60%
Equity interest exchanged by other participating shareholders	14.40%						14.40%
Equity interest	45.00%						45.00%
Exchange value of Red 5		76,500,000
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
Significant Accounting Policies [Line Items]
Cash and cash equivalents			¥ 48,100,000		¥ 150,500,000			$ 7,400,000
Minimum
Significant Accounting Policies [Line Items]
Premium features with a stated expiration time, range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time			1 day	1 day
Share-based awards vesting period			1 year	1 year
Minimum | Subsequent Event | MOU | L&A International Holding Limited
Significant Accounting Policies [Line Items]
Ordinary shares value of L&A		$ 44,000,000
Maximum
Significant Accounting Policies [Line Items]
Premium features with a stated expiration time, range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time			180 days	180 days
Perpetual features with no predetermined expiration, period over which revenue is recognized ratably over estimated average lives of the perpetual features			1 year	1 year
Share-based awards vesting period			4 years	4 years
Maximum | Subsequent Event | MOU | Red 5 Studios, Inc. ("Red 5")
Significant Accounting Policies [Line Items]
Price Adjustment Percentage	15.00%	15.00%
Maximum | Subsequent Event | MOU | L&A International Holding Limited
Significant Accounting Policies [Line Items]
Ordinary shares value of L&A		$ 60,000,000
Acquired game licenses | Minimum
Significant Accounting Policies [Line Items]
Intangible Assets, useful life			2 years	2 years
Acquired game licenses | Maximum
Significant Accounting Policies [Line Items]
Intangible Assets, useful life			7 years	7 years
Land use right
Significant Accounting Policies [Line Items]
Intangible Assets, useful life			44 years	44 years